Disposal of a wholly-owned subsidiary (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 20, 2018	Mar. 31, 2019
Gain on disposal		$ 3,127
Zhong Yuan Neuroscience
Subscription receivable from Beijing YBF	$ 1,461,134
Due to a director	(3,127)
Net assets	1,458,007
Gain on disposal	3,127
Consideration received	$ 1,461,134